Condensed Consolidated Interim Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
REVENUE	$ 300,000		$ 155,000	$ 1,966,731
COST OF REVENUE	(184,061)		(631,691)	(1,699,170)
NET REVENUE	115,939		(476,691)	267,561
Operating expenses:
Selling, general and administrative expenses	(9,988,879)	(10,301,074)	(41,301,237)	(40,407,718)
OPERATING INCOME (EXPENSE)	(9,872,940)	(10,301,074)	(41,777,928)	(40,140,157)
Other income/(expense), net	234,097	(259,631)	(1,214,796)	(11,950,989)
LOSS BEFORE INCOME TAXES			(42,992,724)	(52,091,146)
Income Taxes				(2,513)
NET LOSS	$ (9,638,843)	$ (10,560,705)	$ (42,992,724)	$ (52,093,659)
Class A Subordinate Voting Shares [Member]
Operating expenses:
Loss per voting shares - Basic	$ (1.10)	$ (1.89)	$ (5.49)	$ (9.44)
Loss per voting shares - Diluted	$ (1.10)	$ (1.89)	$ (5.49)	$ (9.44)
Voting shares used in computing earnings per share - Basic	8,746,491	5,596,129	7,825,570	3,205,324
Voting shares used in computing earnings per share - Diluted	8,746,491	5,596,129	7,825,570	3,205,324
Class B Proportionate Voting Shares [Member]
Operating expenses:
Loss per voting shares - Basic				$ (22.50)
Loss per voting shares - Diluted				$ (22.50)
Voting shares used in computing earnings per share - Basic				370,370
Voting shares used in computing earnings per share - Diluted				370,370